RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
3. RELATED PARTIES

During July 2013, the Company entered into a one-year lease for office space with an entity that is 12% owned by the Chief Executive Officer (“CEO”) of the Company. The Company incurred expenses of $21,977 to this entity during the six months ended June 30, 2014.

During the six months ended June 30, 2014, the Company’s CEO and CFO loaned the Company $105,000 and $15,107, respectively, at a 1% interest rate. During the six months ended June 30, 2014, these amounts were both paid in full by the Company. The Company incurred $100 of interest expense in connection with these loans.

4. RELATED PARTIES

On August 1, 2013, a related party sold fixed assets totaling $21,030 to the Company.

During July 2013, the Company entered into a one-year lease with an entity that is 12% owned by the Chief Executive Officer (“CEO”) of the Company. The Company incurred expenses of $18,465 to this entity during the year ended December 31, 2013.

The Company received unsecured, non-interest bearing demand loans totaling $2,000 during the year ended December 31, 2012 from the Company’s former CEO. These loans were forgiven and contributed as capital during 2012.

On August 20, 2012, a related party contributed capital of $2,800 by paying for audit and accounting services on behalf of the Company.